COLT 2022-6 ABS-15G

Exhibit 99.40

TPR Firm:	Edgemac	Date Submitted:	6/13/2022
Client Name:	Lone Star Funding	Report:	Exception Report - Loan
Client Project:	COLT 2022-6	Loans in report:	9

Loan Number	Dummy ID	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
XXXX	4350098494	XXX	XXX	XXX	1) Missing exception for the high cash out amount which exceeds the program requirement of the minimum of 2% ($XXX) or $XXX. The cash out amount on this loan is $XXX.
COMMENTS: Relaunched with exception

2) The verified assets of $XXX are insufficient to satisfy the reserve requirement of $XXX. Including verified assets of $XXX and cash-back of $XXX; reserves are still short $XXX.
COMMENTS: Relaunched with exception

3) Missing copy of lenders income worksheet reflecting the most recent 12 month period to match bank statement provided from XXX through XXX.

4) Missing title supplement reflecting insured loan amount to match Note.	1) //UPDATE: 03/22/2022 Received email requesting review of docs. Transaction Management to reply to Client.//UPDATE: 03/21/2022 Received copies of re-drawn documents, however, they MUST BE SIGNED and NOTARIZED where applicable. Condition remains open.//UPDATE: 08/04/2021 Received New Mexico Amended Statue, however, the change from allowable 12 month adjustments to 6 month adjustments became effective on XXX and this loan funded on XXX which was prior to the amendment effective date allowing for adjustments every 6 months.//UPDATE: 07/19/2021 Received NM Regulation, however, the regulation changed the ARM frequency from adjustments less than 12 months to adjustments less than 6 months on XXX. Loan funded XXX with a 6 month adjustment under the regulation prior to XXX. Condition remains as is.This loan failed the NM Home Loan Protection Act (NM SB 342).NM Home Loan Protection Act (NM SB 342)This loan failed the home loan ARM adjustment period test. (NM SB 342 56, NMSA 58-21A-4(N)(2))This ARM home loan has an interest rate that adjusts more than once a year.No creditor shall make or originate an adjustable rate home loan where the interest rate and payment may change more frequently than annually during the term of the loan.
COMMENTS: 04/22/2022 Received fully exectued new documents reflecting Fixed Rate.  Also had Underwriting review for eligibility.  XXX replied we are fine with the new loan parameters.

//UPDATE:  03/22/2022 Received email requesting review of docs.  Transaction Management to reply to Client.

//UPDATE:  03/21/2022 Received copies of re-drawn documents, however, they MUST BE SIGNED and NOTARIZED where applicable.  Condition remains open.

//UPDATE:  08/04/2021 Received New Mexico Amended Statue, however, the change from allowable 12 month adjustments to 6 month adjustments became effective on XXX and this loan funded on XXX which was prior to the amendment effective date allowing for adjustments every 6 months.

//UPDATE: 07/19/2021 Received NM Regulation, however, the regulation changed the ARM frequency from adjustments less than 12 months to adjustments less than 6 months on XXX. Loan funded XXX with a 6 month adjustment under the regulation prior to 06	1) Missing the following required Federal and/or State Disclosures: NM Tangible Net Benefit Worksheet.

2) Client approved exception to allow borrower to receive $XXX cash back at closing.Compensating Factors:1. XXXX credit score; 21 points above program minimum credit score of XXXX2. 70% LTV; 10% below 80% program maximum3. Mortgage history is 0x30 for 12 months4. No public records5. Borrower has been self-employed for the last XXXX years6. DTI ratio of 39.12%; 10.88% less than 50% program maximum
COMMENTS: Client elects to waive guideline requirement with compensating factors.

3) Client approved exception to allow reserves of $XXX versus guideline of $XXX.Compensating Factors:1. XXXX credit score; 21 points above program minimum credit score of XXXX2. 70% LTV; 10% below 80% program maximum3. Mortgage history is 0x30 for 12 months4. No public records5. Borrower has been self-employed for the last XXXX years6. DTI ratio of 39.12%; 10.88% less than 50% program maximum
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. XXXX credit score; 21 points above program minimum credit score of XXXX 2. 70% LTV; 10% below 80% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. Borrower has been self-employed for the last XXXX years 6. DTI ratio of 39.12%; 10.88% less than 50% program maximum	6/3/2021	Primary Residence	NM	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
XXXX	4350098495	XXX	XXX	XXX	1) The mortgage is missing Exhibit 'A' containing the legal description, and APN shown on page 3 of the Deed of Trust does not match the APN reflected on the Title Commitment report dated XXX. Missing executed corrected Deed of Trust including all Riders and legal description.
COMMENTS: Exhibit A provided and documentation is sufficient to clear the condition

2) Missing copy of Final Closing Disclosure reflecting final closing funds of $XXX from the borrower, as shown on the cashier's check dated XXX paid to XXX;   the amount due from the borrower shown on the Closing Disclosure dated XXX in the file didn't match the amount on the cashier check./// UPDATE 2/2/2022 - Received copy of Final Master Settlement Statement dated XXX showing the balance Due from Borrower was $XXX.  Missing certified copies of closing costs of $XXX paid by the borrower and escrow receipt of $XXX.  Insufficient to clear.///
COMMENTS: Received documentation indicating escrwo reimbursed the borower in the amount of $XXX. This would be the overage the borrower brought to closing as the borrower cashiers check for closing funds totaled $XXX and the funds to close reflected on the CD totaled $XXX. $XXX. Documentation is sufficient to clear the condition /// UPDATE 2/2/2022 - Received copy of Final Master Settlement Statement dated XXX showing the balance Due from Borrower was $XXX. Missing certified copies of closing costs of $XXX paid by the borrower and escrow receipt of $XXX. Insufficient to clear.///	1) Subject LTV of 75% exceeds program guidelines maximum LTV of 60% for a minimum FICO of XXXX. Lender Exception Approval in the file.Compensating Factors:1. 6 months reserves 2. Housing history 0x303. DSCR > 1.00

2) Per Closing Disclosure dated XXX, the borrower received $XXX Gift of Equity from the seller, XXX, for the Purchase of the Investment property.  Per gift letter in the file, the seller/Donor is the borrower's cousin.  Per XXX guidelines, a gift of equity is permitted for principal residence and second home purchase transactions.  Missing lender's exception approval.*** UPDATE 2/2/2022 - Client elected to waive.  Received lender exception approval to allow gift equity of $XXXfrom the seller, XXX, borrowers cousin for the Purchase of the subject as an Investment property.  Condition waived.****** Compensating Factors:***1.  XXXX+ months reserves 2.  Number of years in home 3.  Housing history 0x30x12 ******
COMMENTS: 2/2/2022 - Client elected to waive.  Received lender exception approval. Condition waived.

3) The borrower contribution of $XXX or 1.08% towards the Purchase transaction, does Not meet program guidelines requirement that the Borrower's minimum contribution of 5% of their own funds towards the down payment on purchase transactions.  Missing lender's exception approval.***** UPDATE 2/3/2022 - Received lender's exception approval to allow the borrowers contribution of $XXX /1 .08% towards the Purchase transaction to be less than program guidelines requirement of 5% of their own funds towards the down payment on this purchase transaction.  Condition waived.********** Compensating Factors:*****1.  XXXX month reserves2.  Housing history 0x303.  DSCR > 1.00 *****
COMMENTS: 2/3/2022 - Received lender's exception approval.  Condition waived.

									4) The file contains stale documents based on a closing date of XXX. Specifically, the credit report dated XXX is XXXX days old at the time the loan closed. Lender exception approval in the file allowed the credit report XXXX days from Note XXX.Compensating Factors:1. XXXX months reserves 2. Housing history 0x303. DSCR > 1.00	Compensating Factors: 1. Mortgage history is 0x30 for XXXX months 2. No public records 3. XXXX months reserves; 12 months greater than XXXX month reserves requirement 4. DSCR = 1.08; 0.08 points > min. DSCR of 1.00	1/26/2022	Investment Property	TX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
XXXX	4350098496	XXX	XXX	XXX				1) Client approved exception in the loan file. Client approved exception to allow LOE's to be used for the verification of rent vs program requirement of cancelled checks. Compensating Factors:1. XXXX credit score; 83 points above program minimum credit score of XXXX 2. XXXX months reserves; 32 months greater than XXXX month reserves requirement3. No public recordsMissing copies of the last 12 months cancelled checks supporting monthly rental payment of $XXX to XXX since XXX to closing in XXX, and $XXX to the previous landlord XXX, as reflected on the signed letters from the landlords.		Compensating Factors: 1. XXXX credit score; 83 points above program minimum credit score of XXXX 2. XXXX months reserves; 32 months greater than XXXX month reserves requirement 3. No public records	1/25/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
XXXX	4350098488	XXX	XXX	XXX	1) Missing an updated sales contract to match the final HUD. Sales contract lists sales price as $XXX. Final HUD has sales price as $XXX. Both must agree.
							COMMENTS: XXX Received corrected purchase contract			Compensating Factors: 1. XXXX FICO. 54 points higher than minimum required score of XXXX. 2. 21.19% DTI. 28.81 points lower than 50.00% DTI.	3/18/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXXX	4350098489	XXX	XXX	XXX	1) Missing verbal VOE for primary borrower's employment at XXX

2) Missing the following updated bank statements for asset verification: XXX account ending XXX account ending XXX,XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, and XXX account ending XXX. Bank statements provided have expired./// UPDATE - XXX: Received duplicate bank statements. Guidelines state that assets need to be sourced or seasoned for 60 days, not 90 days.
COMMENTS: /// UPDATE - XXX: Received duplicate bank statements. Guidelines state that assets need to be sourced or seasoned for 60 days, not 90 days.

3) Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.	1) Client approved exception to use documents provided in loan package specifically borrowers priary borrowers paycheck stub dated XXX which is greater than 90 days old at the tme of funding on XXX.Compensating Factors:1. XXXX credit score; 27 points above program minimum credit score of XXXX 2. 65% LTV; 10% below75% program maximum3. XXXX months reserves; XXXX months greater than XXXX month program minimum4. Borrower has been employed for the last 2 years5. DTI ratio of 39.96%; 10.04% less than 50% program maximumThe file contains stale documents based on a closing date of XXX. Specifically, the primary borrower's paystub dated XXX is greater than 90 days old at the time the loan closed. Income subject to recalcuation.
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. XXXX credit score; 27 points above program minimum credit score of XXXX 2. 65% LTV; 10% below75% program maximum 3. XXXX months reserves; 203.11 months greater than XXXX month program minimum 4. Borrower has been employed for the last 2 years 5. DTI ratio of 39.96%; 10.04% less than 50% program maximum	4/12/2022	Investment Property	UT	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
XXXX	4350098490	XXX	XXX	XXX	1) //***Update XXX - Further docuemtnation is needed for the sale of the truck for $XXX. The cashier's check provided does not verify the funds are from the sale of a motor vehicle***//***Update XXX - Documentation must be provided for the sale of the two trucks as noted in the borrower LOE.***Missing signed letter of explanation and source of the following large deposits into borrower's XXX account: $XXXX on XXX and $XXX on XXX. Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.
COMMENTS: XXX Received copy of cashiers check and LOE for large deposit

2) Missing documentation showing the source of the great increase in the balance of the XXX account.  The balance of the account per the XXX statement was $XXX.  The balance increased to $XXX per the XXX printout without the additional deposit(s) being sourced
COMMENTS: LOE provided  sourcing the balance increase meets the condiiton.

3) //***Update XXX - As noted on XXX, the statements provided are for the 2021 year and not for the required 2020 year.***//***Update XXX - The statments provided were for XXX and XXX not the XXX and XXX statements which were used on the lender's Income Worksheet.  If these statements are to be used, the lender will have to provide a matching Income Worksheet***Missing copy of the XXX and XXX bank statements for the XXX account.  These are need as they are included in the 12 months of business bank statments used for income qualification.  Income will have to be re-qualified.
COMMENTS: Corrected Lender's income worksheet meets this condition

4) //***Update XXX - The guidelines provided states that the P&L must be completed by a CPA, tax preparer, or tax attorney. It does not state that the borrower can prepare the statement***Missing a CPA prepared P&L to validate 15% expense ratio.  Guidelines require 50%.  The file only contains a letter from the borrower indicating the expense factor.
COMMENTS: LOE provided explaining that the Lender accepted the 15% as reasonable is acceptable per the guidelines.	COMPENSATING FACTORS: 1) XXXX Years same line of work 2) Low revolving credit 3) 0x30 housing history for XXXX years 4) XXXX monthly residual income	1) Borrower Fico score of XXXX is below the XXXX minimum required Fico score for this program at 76.44% LTV.
COMMENTS: Codition waived with lender approved exception.

2) Missing satisfactory evidence of sufficient assets to support the minimum reserves required.  Costs and required six months PITI reserves total $XXX.  Borrower's verified funds total $XXX showing them to be short by $XXX.
									COMMENTS: Condiiton waived with lender approved exception		4/12/2022	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
XXXX	4350098491	XXX	XXX	XXX					1) Lender approved exception for the low fico score of XXXX. A Fico score of XXXX is required for a 75% LTV under this programCompensating factors:1. Low DTI2. XXXX years self-employed3. 6 months PITI reserves	COMPENSATING FACTORS: 1. LARGE PITI RESERVES OF XXXX MONTHS WHICH EXCEEDS THE 6 MONTHS REQUIRED. 2. OVER XXXX YEAR HISTORY OF SELF-EMPLOYMENT INCOME 3. GOOD DTI OF 38.72% WHICH IS BELOW THE 50% MAXIMUM	4/12/2022	Investment Property	CO	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
XXXX	4350098492	XXX	XXX	XXX	1) Missing documentation to support when the XXX and XXX housing payments were made. Documentation provided supports prior lease payments on XXX property from XXX through XXX, then XXX payment for XXX for property at XXX, and finally current property lease payments from XXX thru XXX. Missing evidence of XXX and XXX payments.

2) Missing documentation to support borrower's ownership interest in XXX for use of Asset statement with XXX.  Subject to re-calculation of assets/reserves upon receipt.

							3) Missing copy of subordination for concurrent 2nd HELOC loan of $XXX.			Compensating factors: 1. XXXX months reserves; 4 months > XXXX months program minimum	3/1/2022	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXXX	4350098493	XXX	XXX	XXX	1) Missing updated prelim title reflecting the correct loan amount. The report shows a loan amount of $XXX.
COMMENTS: Prelim provided meets the condition

2) Missing updated appraisal report reflecting a corrected flood zone designation. The appraisal refelcts the  subject in a AE Flood Zone vs the Flood Cert which shows the subject in an X Zone.
COMMENTS: XXX Received clarification subject is partially in a flood zone however it is not affected and is not in the floodplain

3) Missing documentation showing the following charge-off accounts have been paid off:  XXX,  XXX,  XXX, XXX,  XXX, and XXX.
COMMENTS: XXX Received CD with addendum reflecting these accounts were paid

4) //UPDATE XXX Received page 1 of the application; it is reflected the borrower has been living at the subject property (this is a purchase) and also reflects business address is the subject address. Missing prior residence information on the 1003 and explanation for business address reflecting as subject propertyMissing documentation to evidence the Final 1003 loan application was provided. The loan application dated XXX is missing  page 1 of the 1003 loan application.
COMMENTS: Corrected 1003 provided meets the condition	1) Lender approved exception for a 70% LTV with a low XXXX Fico score. Minimum Fico score required is XXXX. Compensating Factors:1. Over XXXX months PITI reserves2. Housing history 0x30

2) Missing Verification of Rent for past XXXX months for borrower's current residence at XXX. Any of the following documents are acceptable: institutional VOR; letter and rating from a property management company; copies of canceled checks (front and back); or a credit supplement for a rental rating. Third-party verification or copies of cancelled checks are required for private party verification.
									COMMENTS: Exception provided meets this condition	COMPENSATING FACTORS; 1. LARGE PITI RESERVES OF XXXX MONTHS WHICH IS GREATER THAN THE 6 MONTHS REQUIRED.	4/11/2022	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1